Rule 497(k)

Registration Nos. 333-210186 and 811-23147

First Trust Exchange-Traded Fund VIII

(the “Trust”)

FT Vest Fund of Buffer ETFs

(the “Fund”)

Supplement To the Fund’s Prospectus, Summary Prospectus
and Statement of Additional Information

Dated April 30, 2024

Notwithstanding anything to the contrary in the Fund’s Prospectus, Summary Prospectus or Statement of Additional Information, on or about May 10, 2024, the Fund’s name will be changed to “FT Vest Laddered Buffer ETF”.

Please Keep this Supplement with your Fund Prospectus, Summary Prospectus and Statement of Additional Information for Future Reference